Inventories - Summary of Inventories Explanatory (Detail) € in Thousands	Dec. 31, 2021 EUR (€)
Summary of Inventory Disclosure [Line Items]
Raw materials and consumables	€ 2,248
Work in progress	68,865
Finished goods	4,292
Total inventories	€ 75,405